13F-HR
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<FILENAME>lcm13fq2.txt


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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lonestar Capital Management, LLC
Address:   One Maritime Plaza, Suite 1105
           San Francisco, CA 94111

Form 13F File Number: 28-11133

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Yedi Wong
Title:    Chief Financial Officer
Phone:    (415) 362-7677

Signature, Place, and Date of Signing:


 /s/ Yedi Wong                San Francisco, CA               February 14, 2012
--------------
Yedi Wong

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     40

Form 13F Information Table Value Total:     $590,496
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

                                                         VALUE      SHARES/   SH/  PUT/ INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS         CUSIP    (x$1000)    PRN AMT   PRN  CALL DSCRETN MANAGERS   SOLE      SHARED     NONE
--------------          --------------       ---------   -------    -------   ---  ---- ------- --------   -----     ------     ----
APOLLO GROUP INC              CL A            037604105    10,774      2,000   SH  PUT    SOLE     NONE      2,000
BABCOCK & WILCOX CO NEW       COM             05615F102     7,242    300,000   SH         SOLE     NONE    300,000
BEBE STORES INC               COM             075571109     4,165    500,000   SH         SOLE     NONE    500,000
BITAUTO HLDGS LTD             SPONSORED ADS   091727107     1,200    300,000   SH         SOLE     NONE    300,000
CINCINNATI BELL INC NEW       COM             171871106    20,246  6,681,900   SH         SOLE     NONE  6,681,900
CITRIX SYS INC                COM             177376100     9,108    150,000   SH         SOLE     NONE    150,000
CLEARWATER PAPER CORP         COM             18538R103    10,683    300,000   SH         SOLE     NONE    300,000
DISH NETWORK CORP             CL A            25470M109    14,240    500,000   SH         SOLE     NONE    500,000
E M C CORP MASS               COM             268648102     5,816    270,000   SH         SOLE     NONE    270,000
EL PASO CORP                  COM             28336L109    26,570     10,000   SH  CALL   SOLE     NONE     10,000
GAP INC DEL                   COM             364760108    18,550  1,000,000   SH         SOLE     NONE  1,000,000
GOOGLE INC                    CL A            38259P508     6,459     10,000   SH         SOLE     NONE     10,000
GRAMERCY CAP CORP             COM             384871109     4,500  1,800,000   SH         SOLE     NONE  1,800,000
GRAPHIC PACKAGING HLDG CO     COM             388689101    16,230  3,809,774   SH         SOLE     NONE  3,809,774
HAWAIIAN TELCOM HOLDCO INC    COM             420031106     4,620    300,000   SH         SOLE     NONE    300,000
JONES GROUP INC               COM             48020T101     2,110    200,000   SH         SOLE     NONE    200,000
JONES GROUP INC               COM             48020T101     5,275      5,000   SH  CALL   SOLE     NONE      5,000
LAZARD LTD                    SHS A           G54050102     7,311    280,000   SH         SOLE     NONE    280,000
LENNAR CORP                   CL A            526057104    11,790      6,000   SH  PUT    SOLE     NONE      6,000
LIZ CLAIBORNE INC             COM             539320101    40,665  4,712,000   SH         SOLE     NONE  4,712,000
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100    51,430  1,000,000   SH         SOLE     NONE  1,000,000
MERCER INTL INC               COM             588056101     8,062  1,321,600   SH         SOLE     NONE  1,321,600
MOSAIC CO NEW                 COM             61945C103    12,608    250,000   SH         SOLE     NONE    250,000
MOTOROLA SOLUTIONS INC        COM NEW         620076307    13,887    300,000   SH         SOLE     NONE    300,000
MURPHY OIL CORP               COM             626717102    16,722    300,000   SH         SOLE     NONE    300,000
NEVSUN RES LTD                COM             64156L101     4,573    827,000   SH         SOLE     NONE    827,000
ORACLE CORP                   COM             68389X105     2,565    100,000   SH         SOLE     NONE    100,000
PACER INTL INC TENN           COM             69373H106     3,210    600,000   SH         SOLE     NONE    600,000
PETROBRAS ARGENTINA S A       SPONS ADR       71646J109     3,557    281,815   SH         SOLE     NONE    281,815
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104    55,830     10,000   SH  PUT    SOLE     NONE     10,000
QUIKSILVER INC                COM             74838C106       722    200,000   SH         SOLE     NONE    200,000
RENTECH INC                   COM             760112102    14,410 11,000,000   SH         SOLE     NONE 11,000,000
RENTECH NITROGEN PARTNERS L   COM UNIT        760113100    13,489    825,000   SH         SOLE     NONE    825,000
RITE AID CORP                 COM             767754104    18,400 14,603,210   SH         SOLE     NONE 14,603,210
SONUS NETWORKS INC            COM             835916107     7,320  3,050,000   SH         SOLE     NONE  3,050,000
SPDR GOLD TRUST               GOLD SHS        78463V107    37,998      2,500   SH  CALL   SOLE     NONE      2,500
SPDR S&P 500 ETF TR           TR UNIT         78462F103    62,750      5,000   SH  PUT    SOLE     NONE      5,000
THQ INC                       NOTE 5.000% 8/1 872443AB2     2,820  6,000,000   PRN        SOLE     NONE  6,000,000
UNITED STATES NATL GAS FUND   UNIT NEW        912318110     4,845    750,000   SH         SOLE     NONE    750,000
YPF SOCIEDAD ANONIMA          SPON ADR CL D   984245100    27,744    800,000   SH         SOLE     NONE    800,000